Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings per share computations

Dollars in thousands, except per share amounts	Years Ended September 30
	2014	2013	2012
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,629	9,523	9,360

Common shares issuable under share
based payment plans which are
potentially dilutive	81	82	114

Common shares used for diluted
earnings per common share	9,710	9,605	9,474

Net income	$10,019	15,385	7,808

Earnings per common share
Basic	$1.04	1.62	.83
Diluted	$1.03	1.60	.82